Commitments and Contingencies (Tables) - Unique Logistics International, Inc. [Member]	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Commitments and Contingencies [Abstract]
Schedule of components of lease expense
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
Operating lease	$1,717,807	$1,506,090
Interest on operating lease liabilities	209,536	148,039
Total net lease cost	$1,927,343	$1,654,129

Schedule of supplemental balance sheet information
	May 31, 2022	May 31, 2021
Operating leases:
Operating lease ROU assets – net	$2,408,098	$3,797,527

Current operating lease liabilities, included in current liabilities	$912,618	$1,466,409
Noncurrent operating lease liabilities, included in long-term liabilities	1,593,873	2,431,144
Total operating lease liabilities	$2,506,491	$3,897,553

Schedule of supplemental cash flow and other information
	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
ROU assets obtained in exchange for lease liabilities:
Operating leases	$1,805	$223,242
Weighted average remaining lease term (in years):
Operating leases	3.88	4.04
Weighted average discount rate:
Operating leases	4.02%	4.25%

Schedule of minimum lease payments
Future Minimum Payments for the Twelve Months Ending May 31,
2023	$1,002,244
2024	573,301
2025	448,460
2026	260,309
2027	198,255
Thereafter	249,406
Total lease payments	2,731,975
Less: imputed interest	(225,484)
Total lease obligations	$2,506,491

Schedule of the components of lease expense
	For the Three Months Ended February 28, 2023	For the Three Months Ended February 28, 2022

Operating lease	$531,728	$310,965
Interest on lease liabilities	202,885	16,910
Total net lease cost	$734,613	$327,875
	For the Nine Months Ended February 28, 2023	For the Nine Months Ended February 28, 2022

Operating lease	$1,269,299	$1,103,649
Interest on lease liabilities	363,398	104,242
Total net lease cost	$1,632,697	$1,207,891

Schedule of supplemental balance sheet information related to leases
	February 28, 2023	May 31, 2022
Operating leases:
Operating lease ROU assets – net	$10,931,331	$2,408,098
Current operating lease liabilities, included in current liabilities	2,422,306	912,618
Noncurrent operating lease liabilities, included in long-term liabilities	8,813,569	1,593,873
Total operating lease liabilities	$11,235,875	$2,506,491

Schedule of supplemental cash flow and other information related to leases
	For Nine Months Ended February 28, 2023	For Nine Months Ended February 28, 2022
ROU assets obtained in exchange for lease liabilities:
Operating leases	$8,897,639	$1,098,769
Weighted average remaining lease term (in years):
Operating leases	4.60	3.98
Weighted average discount rate:
Operating leases	8.57%	4.25%

Schedule of future minimum lease payments under noncancelable operating leases
For the Twelve Months Ending February 28,
2024	$3,281,807
2025	3,024,640
2026	2,660,969
2027	2,537,799
2028	1,978,600
Thereafter	131,485
Total lease payments	13,615,299
Less: imputed interest	(2,379,424)
Total lease obligations	$11,235,875